EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Weighted average shares used in determining basic and diluted earnings per share for the year ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
Weighted average shares outstanding during the period	1,198,532	1,186,439	1,175,220
Dilutive effect of stock options	23,888	19,908	13,169
Weighted average shares considering dilutive effect	1,222,420	1,206,347	1,188,389

Anti-dilutive stock options not considered in computing diluted earnings per share	0	1,000	10,950